INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	BANKING - 1.0%
1,161	First Citizens BancShares, Inc., Class A	$ 2,377,798
9,111	Western Alliance Bancorp	791,928
		3,169,726
	BIOTECH & PHARMA - 0.4%
16,061	Incyte Corporation(a)	1,180,484

	CHEMICALS - 0.2%
10,024	Albemarle Corporation	772,149

	COMMERCIAL SUPPORT SERVICES - 4.2%
33,591	Cintas Corporation	6,970,132
26,235	Republic Services, Inc.	6,218,220
		13,188,352
	CONSTRUCTION MATERIALS - 0.4%
3,798	Carlisle Companies, Inc.	1,294,206

	DATA CENTER REIT - 1.4%
28,225	Digital Realty Trust, Inc.	4,412,132

	DIVERSIFIED INDUSTRIALS - 2.5%
11,503	Dover Corporation	2,286,451
47,866	Emerson Electric Company	5,820,985
		8,107,436
	ELECTRIC UTILITIES - 2.6%
55,008	CenterPoint Energy, Inc.	1,891,175
24,995	CMS Energy Corporation	1,825,885
35,676	Entergy Corporation	3,114,871
19,114	Evergy, Inc.	1,317,146
		8,149,077
	ELECTRICAL EQUIPMENT - 3.6%
12,115	A O Smith Corporation	805,405
102,037	Amphenol Corporation, Class A	6,795,664
14,552	Keysight Technologies, Inc.(a)	2,321,481

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.6% (Continued)
20,382	Trimble, Inc.(a)	$ 1,467,096
		11,389,646
	ENGINEERING & CONSTRUCTION - 0.5%
3,853	EMCOR Group, Inc.	1,575,530

	FOOD - 0.5%
39,548	Conagra Brands, Inc.	1,010,056
11,859	Lamb Weston Holdings, Inc.	615,126
		1,625,182
	GAS & WATER UTILITIES - 0.6%
12,901	Atmos Energy Corporation	1,962,629

	HEALTH CARE FACILITIES & SERVICES - 1.4%
15,319	IQVIA Holdings, Inc.(a)	2,892,227
4,747	Molina Healthcare, Inc.(a)	1,429,417
		4,321,644
	HEALTH CARE REIT - 3.3%
34,984	Ventas, Inc.	2,420,193
51,378	Welltower, Inc.	7,887,037
		10,307,230
	HOME CONSTRUCTION - 0.2%
8,479	Taylor Morrison Home Corporation(a)	522,646

	HOTEL REITS - 0.3%
59,554	Host Hotels & Resorts, Inc.	960,606

	INDUSTRIAL REIT - 3.0%
76,682	Prologis, Inc.	9,502,434

	INDUSTRIAL SUPPORT SERVICES - 1.7%
5,535	United Rentals, Inc.	3,555,241
3,433	Watsco, Inc.	1,731,365
		5,286,606

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
3,167	Evercore, Inc., Class A	$ 765,781
35,722	Interactive Brokers Group, Inc., Class A	7,301,576
		8,067,357
	INSURANCE - 4.9%
18,066	Loews Corporation	1,565,780
48,905	Progressive Corporation (The)	13,791,210
		15,356,990
	MACHINERY - 7.0%
40,168	Caterpillar, Inc.	13,815,785
4,789	Nordson Corporation	1,007,079
10,832	Parker-Hannifin Corporation	7,241,300
		22,064,164
	MEDICAL EQUIPMENT & DEVICES - 9.1%
6,808	IDEXX Laboratories, Inc.(a)	2,975,845
30,268	Intuitive Surgical, Inc.(a)	17,348,103
1,760	Mettler-Toledo International, Inc.(a)	2,239,987
12,381	ResMed, Inc.	2,891,211
8,307	STERIS plc	1,821,393
6,114	West Pharmaceutical Services, Inc.	1,420,527
		28,697,066
	METALS & MINING - 2.7%
121,183	Freeport-McMoRan, Inc.	4,472,865
95,981	Newmont Corporation	4,111,826
		8,584,691
	MULTI ASSET CLASS REIT - 0.4%
18,240	WP Carey, Inc.	1,171,190

	OFFICE REIT - 0.5%
14,696	Alexandria Real Estate Equities, Inc.	1,502,813

	OIL & GAS PRODUCERS - 4.5%
51,910	Devon Energy Corporation	1,880,180
23,344	Diamondback Energy, Inc.	3,710,762
182,449	Kinder Morgan, Inc.	4,944,368

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	OIL & GAS PRODUCERS - 4.5% (Continued)
17,986	Targa Resources Corporation	$ 3,628,136
		14,163,446
	OIL & GAS SERVICES & EQUIPMENT - 1.5%
114,870	Schlumberger N.V.	4,785,484

	RENEWABLE ENERGY - 0.6%
11,648	Enphase Energy, Inc.(a)	667,780
9,151	First Solar, Inc.(a)	1,246,183
		1,913,963
	RESIDENTIAL REIT - 2.5%
15,940	Equity LifeStyle Properties, Inc.	1,093,165
31,552	Equity Residential	2,340,212
51,143	Invitation Homes, Inc.	1,739,373
10,690	Sun Communities, Inc.	1,455,444
27,507	UDR, Inc.	1,242,766
		7,870,960
	RETAIL - CONSUMER STAPLES - 0.4%
8,352	Sprouts Farmers Market, Inc.(a)	1,239,437

	RETAIL - DISCRETIONARY - 0.9%
9,676	Builders FirstSource, Inc.(a)	1,344,867
11,572	Genuine Parts Company	1,445,111
		2,789,978
	RETAIL REIT - 1.6%
27,101	Simon Property Group, Inc.	5,043,225

	SELF-STORAGE REIT - 0.8%
17,525	Extra Space Storage, Inc.	2,673,614

	SEMICONDUCTORS - 6.2%
12,934	Entegris, Inc.	1,309,179
11,347	KLA Corporation	8,043,207
11,988	Lattice Semiconductor Corporation(a)	747,332
45,602	Microchip Technology, Inc.	2,684,134

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 6.2% (Continued)
4,185	Monolithic Power Systems, Inc.	$ 2,557,077
36,894	ON Semiconductor Corporation(a)	1,735,863
13,471	Skyworks Solutions, Inc.	897,977
13,775	Teradyne, Inc.	1,513,322
		19,488,091
	SOFTWARE - 10.2%
7,283	ANSYS, Inc.(a)	2,427,060
28,376	Confluent, Inc., Class A(a)	900,654
64,776	Fortinet, Inc.(a)	6,996,456
51,636	Gen Digital, Inc.	1,411,212
5,165	Manhattan Associates, Inc.(a)	913,585
22,734	Nutanix, Inc., Class A(a)	1,748,017
14,771	Okta, Inc.(a)	1,336,628
8,975	Roper Technologies, Inc.	5,245,888
12,944	Synopsys, Inc.(a)	5,919,032
3,624	Tyler Technologies, Inc.(a)	2,204,950
13,751	Veeva Systems, Inc., Class A(a)	3,082,149
		32,185,631
	SPECIALTY FINANCE - 0.3%
137,418	UWM Holdings Corporation	862,985

	STEEL - 1.4%
19,466	Nucor Corporation	2,675,991
12,769	Steel Dynamics, Inc.	1,724,709
		4,400,700
	TECHNOLOGY HARDWARE - 4.8%
106,854	Arista Networks, Inc.(a)	9,942,764
9,391	Jabil, Inc.	1,454,854
17,143	NetApp, Inc.	1,711,043
51,284	Super Micro Computer, Inc.(a),(b)	2,126,235
		15,234,896
	TECHNOLOGY SERVICES - 6.2%
34,444	CoStar Group, Inc.(a)	2,626,355
4,825	EPAM Systems, Inc.(a)	994,626

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 6.2% (Continued)
2,079	Fair Isaac Corporation(a)	$ 3,921,722
6,610	MSCI, Inc.	3,903,271
30,014	Paychex, Inc.	4,552,223
11,812	Verisk Analytics, Inc.	3,507,101
		19,505,298
	TRANSPORTATION & LOGISTICS - 1.4%
8,414	JB Hunt Transport Services, Inc.	1,356,253
17,967	Old Dominion Freight Line, Inc.	3,171,175
		4,527,428
	TRANSPORTATION EQUIPMENT - 1.5%
43,789	PACCAR, Inc.	4,695,932

	TOTAL COMMON STOCKS (Cost $283,473,858)	314,553,054

	COLLATERAL FOR SECURITIES LOANED - 0.6%
	MONEY MARKET FUND - 0.6%
2,019,641	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.28% (Cost $2,019,641)(c)(d)	2,019,641

	TOTAL INVESTMENTS - 100.3% (Cost $285,493,499)	$ 316,572,695
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,011,909)
	NET ASSETS - 100.0%	$ 315,560,786

MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of February 28, 2025 was $1,911,306.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2025. Total collateral had a value of $2,019,641 at February 28, 2025.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2025.